Segments and Related Information - Schedule of Revenue from Significant Customers (Details) - BCP QUALTEK HOLDCO, LLC - USD ($) $ in Thousands	6 Months Ended		9 Months Ended		12 Months Ended
	Jul. 03, 2021	Jul. 04, 2020	Oct. 02, 2021	Oct. 03, 2020	Dec. 31, 2020	Dec. 31, 2019
Revenue, Major Customer [Line Items]
Revenues			$ 465,184	$ 524,080	$ 656,524	$ 599,268
Concentration risk percentage					10.00%
Revenue | Customer Concentration Risk
Revenue, Major Customer [Line Items]
Revenues	$ 368,299	$ 380,972			$ 472,470	$ 436,840
Concentration risk percentage					72.00%	73.00%
Revenue | Customer Concentration Risk | Customer
Revenue, Major Customer [Line Items]
Risk percentage of Revenue	80.00%	73.00%
Revenue | Customer Concentration Risk | AT&T
Revenue, Major Customer [Line Items]
Revenues			$ 189,381	$ 282,807	$ 356,026	$ 318,913
Risk percentage of Revenue			41.00%	54.00%
Concentration risk percentage					54.00%	53.00%
Revenue | Customer Concentration Risk | Verizon
Revenue, Major Customer [Line Items]
Revenues			$ 51,773	$ 98,165	$ 116,444	$ 117,927
Risk percentage of Revenue			11.00%	19.00%
Concentration risk percentage					18.00%	20.00%
Revenue | Customer Concentration Risk | Entergy
Revenue, Major Customer [Line Items]
Revenues			$ 67,776
Risk percentage of Revenue			15.00%
Revenue | Customer Concentration Risk | T- Mobile
Revenue, Major Customer [Line Items]
Revenues			$ 59,369
Risk percentage of Revenue			13.00%
Concentration risk percentage				10.00%